Schedule of investments
Delaware Ivy Mid Cap Income Opportunities Fund
December 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.17%♦
Consumer Discretionary — 19.69%
Darden Restaurants	197,922	$ 32,518,585
Garmin	254,977	32,774,743
Polaris	349,987	33,168,268
Service Corp. International	471,835	32,297,106
Tractor Supply	148,000	31,824,440
Travel + Leisure	804,209	31,436,530
Vail Resorts	141,750	30,259,372
		224,279,044
Consumer Staples — 8.53%
Clorox	226,625	32,314,459
McCormick & Co.	480,866	32,900,852
Sysco	437,317	31,980,992
		97,196,303
Financials — 17.01%
Ares Management Class A	275,699	32,786,125
Arthur J Gallagher & Co.	144,340	32,459,179
Columbia Banking System	1,183,234	31,568,683
Discover Financial Services	303,313	34,092,381
First American Financial	499,616	32,195,255
Glacier Bancorp	739,998	30,576,718
		193,678,341
Healthcare — 2.88%
Quest Diagnostics	238,172	32,839,155
		32,839,155
Industrials — 25.65%
Broadridge Financial Solutions	165,989	34,152,237
Fastenal	501,252	32,466,092
L3Harris Technologies	154,342	32,507,512
nVent Electric	546,665	32,302,435
Paychex	253,550	30,200,340
Rollins	762,997	33,320,079
Snap-on	112,339	32,447,997
Stanley Black & Decker	326,070	31,987,467
Watsco	76,363	32,719,254
		292,103,413
Information Technology — 11.22%
Microchip Technology	348,810	31,455,686
NetApp	361,677	31,885,444
Seagate Technology Holdings	381,589	32,576,253
TE Connectivity	227,089	31,906,005
		127,823,388
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Materials — 14.19%
Avery Dennison	162,606	$ 32,872,429
Packaging Corp of America	195,195	31,799,218
PPG Industries	216,306	32,348,562
RPM International	287,351	32,076,992
Sonoco Products	581,876	32,509,412
		161,606,613
Total Common Stocks (cost $790,487,165)		1,129,526,257

Short-Term Investments — 0.84%
Money Market Mutual Funds — 0.84%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.26%)	2,383,407	2,383,407
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.25%)	2,383,407	2,383,407
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	2,383,407	2,383,407
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	2,383,407	2,383,407
Total Short-Term Investments (cost $9,533,628)		9,533,628

Total Value of Securities—100.01% (cost $800,020,793)		1,139,059,885
Liabilities Net of Receivables and Other Assets—(0.01%)		(66,191)
Net Assets Applicable to 61,851,889 Shares Outstanding—100.00%		$1,138,993,694
♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
NQ- IV012 [1223] 0224 (3375928)    1